Commitments and Contingencies (Superior Living SDN. BHD.)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2019
Commitments and Contingencies

14. COMMITMENTS AND CONTINGENCIES

Lease commitments

In view of the recent economic development in Hong Kong, the Company has decided not to extend the tenancy for the office in Hong Kong when the tenancy expires on April 30, 2020. Accordingly, the Company had on April 23, 2020 served a termination notice to the landlord, The Company’s commitment for minimum lease payments under the operating lease as of March 31, 2020 for the remaining lease period ending May 31, 2020 is $7,862.

Rent expense for the three months ended March 31, 2020 and 2019 was $13,508 and $13,375, respectively.

Purchase commitments

The total future minimum purchase commitment under a non-cancellable purchase contract as of March 31, 2020 for the next five years and thereafter is as follows:

Twelve months ending March 31,	Minimum purchase
2021	$693,900
2022	693,900
2023	693,900
2024	693,900
2025	693,900
Thereafter	1,908,225
Total minimum purchase commitments required	$5,377,725

As of the date of this report, the Company’s vendor is not able to meet the Company’s minimum purchase commitment of the health and wellness products due to the manufacturing process was being delayed by its vendor.

Contingencies

From time to time, the Company is party to certain legal proceedings, as well as certain asserted and un-asserted claims. Amounts accrued, as well as the total amount of reasonably possible losses with respect to such matters, individually and in the aggregate, are not deemed to be material to the consolidated financial statements.

14. COMMITMENTS AND CONTINGENCIES

Lease commitments

The Company has entered into an operating lease agreement for an office in Hong Kong. The Company’s commitment for minimum lease payments under these operating leases as of December 31, 2019 for the next two years is as follow:

Twelve months ending December 31,	Minimum lease payment
2020	$17,973
Thereafter	-
Total minimum payments required	$17,973

Rent expense for the six months ended December 31, 2019 and 2018 was $26,828 and $8,932 (Unaudited), respectively. Rent expense for the years ended June 30, 2019 and 2018 was $35,706 and $0, respectively

Purchase commitments

The total future minimum purchase commitment under a non-cancellable purchase contract as of December 31, 2019 for the next five years and thereafter is as follows:

Twelve months ending December 31,	Minimum purchase
2020	$693,900
2021	693,900
2022	693,900
2023	693,900
2024	693,900
Thereafter	2,081,700
Total minimum purchase commitments required	$5,551,200

As of the date of this report, the Company’s vendor is not able to meet the Company’s minimum purchase commitment of the health and wellness products due to the manufacturing process was being delayed by its vendor.

Contingencies

From time to time, the Company is party to certain legal proceedings, as well as certain asserted and un-asserted claims. Amounts accrued, as well as the total amount of reasonably possible losses with respect to such matters, individually and in the aggregate, are not deemed to be material to the consolidated financial statements.

Superior Living SDN. BHD. [Member]
Commitments and Contingencies

12 – Commitments and Contingencies

Lease Commitments

The Company has entered into five non-cancellable operating lease agreements for one office space, one sales and training center, two distribution centers and one employee apartment. The Company’s commitment for minimum lease payments under these operating leases as of March 31, 2020 for the next five years is as follow:

Twelve Months Ending March 31,	Minimum Lease Payment

2021	$164,745
2022	158,981
2023	156,551
2024	38,038
Thereafter	-
Total minimum payments required	$518,315

Rent expense for the three months ended March 31, 2020 and 2019 was $44,338 and $43,982, respectively.

Contingencies

From time to time, the Company is party to certain legal proceedings, as well as certain asserted and un-asserted claims. Amounts accrued, as well as the total amount of reasonably possible losses with respect to such matters, individually and in the aggregate, are not deemed to be material to the unaudited condensed consolidated financial statements.

13 -	COMMITMENTS AND CONTINGENCIES

Lease Commitments

The Company has entered into five non-cancellable operating lease agreements for one office space, one sales and training center, two distribution centers and one employee apartment. The Company’s commitment for minimum lease payments under these operating leases as of December 31, 2019 for the next five years is as follow:

Twelve Months Ending December 31,	Minimum Lease Payment

2020	$178,035
2021	169,077
2022	165,836
2023	81,753
Thereafter	-
Total minimum payments required	$594,701

Rent expense for the years ended December 31, 2019 and 2018 was $175,755 and $125,309, respectively.

Contingencies

From time to time, the Company is party to certain legal proceedings, as well as certain asserted and un-asserted claims. Amounts accrued, as well as the total amount of reasonably possible losses with respect to such matters, individually and in the aggregate, are not deemed to be material to the consolidated financial statements.